Summary of Significant Accounting Policies (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 02, 2023 USD ($)	Aug. 10, 2023 shares	Oct. 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative instrument, contingent consideration, liability, earnout period		5 years
Standby equity purchase agreement term	24 months		24 months
Number of operating segments | segment						1
Advertising expense						$ 1,346	$ 2,201
Percentage of then-outstanding preferred stock on an as-converted to common stock basis						99.2
Standby Equity Purchase Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, authorized amount	$ 30,000		$ 30,000			$ 30,000
Contingent earnout liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares unvested (in shares) | shares		3,125,000				3,125,000
Contingent earnout liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares unvested (in shares) | shares		3,125,000
Accounts Receivable | Customer Concentration Risk | One Customer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage							19.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | One Customer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage						0.00%	20.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						7 years
Maximum | Dynavax Technologies
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for milestone					$ 10,000	$ 10,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						2 years
Minimum | Dynavax Technologies
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for milestone				$ 1,000	$ 1,000	$ 1,000	$ 1,000